September 13, 2005

Mr. Isa Farhat

Division of Corporate Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	MidWestOne Financial Group, Inc.
Form 10-K for the year ended December 31, 2004
File No. 0-24630

Dear Mr. Farhat:

We are filing an amendment to our Form 10-K for the year ended December 31, 2004 to add the Definitive Proxy Statement, which includes the financial statements, as Exhibit 13.1 under “Item 15. Exhibits and Financial Statement Schedules.” These financial statements are presented as an appendix to the Company’s definitive Proxy Statement filed on March 31, 2005 and incorporated by reference in the original Form 10-K filing made on March 30, 2005. The incorporation by reference was noted on the original Form 10-K filing under “Part II, Item 8. Financial Statements and Supplementary Data.” The original Form 10-K filing also noted the incorporation by reference of the financial statements in the Appendix to the definitive proxy statement under “Part IV, Item 15 Exhibits and Financial Statement Schedules” as “ (a) 1. Financial Statements.”

Your letter dated August 31, 2005, requested that we revise to file the annual report contained in the definitive proxy statement as Exhibit 13 to the Form 10-K. Our annual report as provided to shareholders did not contain the complete financial statements including all notes and disclosures. This information was included in the Appendix to the Definitive Proxy Statement, which was distributed to shareholders with the Company’s annual report. The annual report did include condensed financial information and was included in its entirety in the original Form 10-K filing as Exhibit 13.

We hereby acknowledge that the Company is responsible for the adequacy and accuracy of the disclosure in the filing. We also acknowledge that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing and that the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any additional comments or questions regarding this filing, please contact me at (641) 673-1522.

Sincerely,

David A. Meinert

Executive Vice President & Chief Financial Officer